Segall Bryant & Hamill Trust

P.O. Box 46707

Cincinnati, Ohio 45246-0707

February 28, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
File Nos.	2-75677
811-3373
Form N-1A Post-Effective Amendment No. [105] (1933 Act)

Dear Sir or Madam:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. [105] (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 30, 2019. No fees are required in connection with this filing.

Effective April 30, 2019, the Amendment outlines details of certain changes to the existing series of the Trust (the “Funds”), including but not limited to:

•	The appointment of Ultimus Fund Distributors, LLC as the principal underwriter of the Funds;
•	The appointment of Ultimus Fund Solutions, LLC as the transfer agent and co-administrator of the Funds;
•	The appointment of Brown Brothers Harriman as the custodian of the Funds;
•	The adoption of a shareholder servicing plan by the Funds;
•	The reduction of the investment advisory fee for certain Funds;
•	The revision of the contractual expense limitation for certain Funds;
•	The change of the broad-based index for certain Funds;
•	The renaming of the Segall Bryant & Hamill Large Cap Dividend Fund as the “Segall Bryant & Hamill Workplace Equality Fund” and related changes to the principal investment strategies and risk factors of the Fund; and

Other changes detailed in the Amendment.

U.S. Securities and Exchange Commission

February 28, 2019

Please address any comments or questions to the undersigned at (303) 312-5009.

Sincerely,

/s/ Derek W. Smith
Derek W. Smith
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP